N-2	6 Months Ended
Sep. 30, 2023 $ / shares
Cover [Abstract]
Entity Central Index Key	0001957892
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	StepStone Private Infrastructure Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Real Assets LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets.

The Fund’s investment objective is to achieve long-term capital appreciation and provide current income by offering investors access to a global investment portfolio of private infrastructure assets and, in select cases, investments in other private market asset classes, including but not limited to real estate, private equity and private debt (together, “Private Market Assets”).

Risk [Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment for Class I may be reduced at the Adviser’s discretion. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $25,000. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share (determined as of the prior day close of business).

The following table summarizes the Capital Share transactions for the period September 11, 2023 through September 30, 2023:

	For the Period Ended September 30, 2023*
Proceeds from shares issued	Shares	Dollar Amounts
Class I	2,534,768	$25,347,360
Class D	1,000	10,000
Class S	1,000	10,000
Class T	1,000	10,000
Increase in Shares and Net Assets	2,537,768	$25,377,360

Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.43
Class D Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	10.43
Class S Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	10.43
Class T Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.43